Annual Total Returns - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio	Apr. 29, 2025
Fidelity Advisor Communication Services Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Nov. 30, 2018
Fidelity Advisor Communication Services Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Nov. 30, 2018
Fidelity Advisor Communication Services Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Nov. 30, 2018
Annual Return 2019	32.26%
Annual Return 2020	34.98%
Annual Return 2021	15.63%
Annual Return 2022	(38.47%)
Annual Return 2023	56.40%
Annual Return 2024	32.63%
Fidelity Advisor Communication Services Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Nov. 30, 2018
Fidelity Advisor Communication Services Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Nov. 30, 2018